Taxes - Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1,	$ 2,871	$ 2,355	$ 1,902
Additions based on tax positions related to the current year	149	160	219
Additions for tax positions of prior years	297	699	756
Reductions for tax positions of prior years	(300)	(248)	(419)
Settlements	(58)	(40)	(42)
Lapses of statutes of limitations	(89)	(55)	(61)
Balance at December 31,	$ 2,870	$ 2,871	$ 2,355